Leases (Details) - Schedule of Components of Finance Lease Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Finance Lease Expense [Abstract]
Depreciation expense	$ 230,860	$ 242,552	$ 464,714	$ 439,916	$ 235,824	$ 195,561
Interest expense					49,754	49,784
Total finance lease expense					$ 285,578	$ 245,345